UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ospraie Management, LLC

Address:   320 Park Avenue, 27th Floor
           New York, NY 10022


Form 13F File Number: 28-11391


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard Puma, Ospraie Management, LLC
Title:  Chief Compliance Officer
Phone:  212-602-5000

Signature,  Place,  and  Date  of  Signing:

/s/ Richard Puma                   New York, NY                       2/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              34

Form 13F Information Table Value Total:  $      207,933
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                      VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ADECOAGRO S A               COM            L00849106   93,640 11,322,810 SH       SOLE       N/A      11,322,810      0    0
ANADARKO PETE CORP          COM            032511107      763     10,000 SH       SOLE       N/A          10,000      0    0
BAKER HUGHES INC.           COM            057224107    6,031    124,000 SH       SOLE       N/A         124,000      0    0
BARRICK GOLD CORP           COM            067901108    2,082     46,000 SH       SOLE       N/A          46,000      0    0
BERRY PETE CO               COM            085789105      840     20,000 SH       SOLE       N/A          20,000      0    0
BARRETT BILL CORP           COM            06846N104    2,998     88,000 SH       SOLE       N/A          88,000      0    0
BUNGE LIMITED               COM            G16962105    3,546     62,000 SH       SOLE       N/A          62,000      0    0
CAMERON INTERNATIONAL CORP  COM            13342B105    2,558     52,000 SH       SOLE       N/A          52,000      0    0
CHEVRON CORP NEW            COM            166764100    1,596     15,000 SH       SOLE       N/A          15,000      0    0
CONCHO RES INC              COM            20605P101    1,313     14,000 SH       SOLE       N/A          14,000      0    0
COSAN LTD                   SHS A          G25343107    1,644    150,000 SH       SOLE       N/A         150,000      0    0
ENSCO PLC                   SPONSORED ADR  29358Q109    1,408     30,000 SH       SOLE       N/A          30,000      0    0
EV ENERGY PARTNERS LP       COM UNITS      26926V107    6,486     98,415 SH       SOLE       N/A          98,415      0    0
EXXON MOBIL CORP            COM            30231G102    3,729     44,000 SH       SOLE       N/A          44,000      0    0
FEDEX CORP                  COM            31428X106    2,338     28,000 SH       SOLE       N/A          28,000      0    0
GRAFTECH INTL LTD           COM            384313102    2,049    150,000 SH       SOLE       N/A         150,000      0    0
HUNTSMAN CORP               COM            447011107    4,950    495,000 SH       SOLE       N/A         495,000      0    0
KRATON PERFORMANCE POLYMERS COM            50077C106    2,335    115,000 SH       SOLE       N/A         115,000      0    0
LAREDO PETE HLDGS INC.      COM            516806106      781     35,000 SH       SOLE       N/A          35,000      0    0
LENNAR CORP                 CL B           526057302    5,843    375,000 SH       SOLE       N/A         375,000      0    0
LYONDELLBASELL INDUSTRIES N SHS A          N53745100    3,314    102,000 SH       SOLE       N/A         102,000      0    0
MOHAWK INDS INC             COM            608190104    2,514     42,000 SH       SOLE       N/A          42,000      0    0
MOSAIC CO NEW               COM            61945C103   13,213    262,000 SH       SOLE       N/A         262,000      0    0
NATIONAL OILWELL VARCO INC  COM            637071101    4,350     64,000 SH       SOLE       N/A          64,000      0    0
ROCK-TENN CO                CL A           772739207    2,423     42,000 SH       SOLE       N/A          42,000      0    0
ROWAN COS INC               COM            779382100      455     15,000 SH       SOLE       N/A          15,000      0    0
SANDRIDGE ENERGY INC        COM            80007P307      163     20,000 SH       SOLE       N/A          20,000      0    0
SCHLUMBERGER LTD.           COM            806857108    4,508     66,000 SH       SOLE       N/A          66,000      0    0
SM ENERGY CO                COM            78454L100      731     10,000 SH       SOLE       N/A          10,000      0    0
SUNCOR ENERGY INC NEW       COM            867224107   17,154    595,000 SH       SOLE       N/A         595,000      0    0
TALISMAN ENERGY INC.        COM            87425E103    2,996    235,000 SH       SOLE       N/A         235,000      0    0
TRANSOCEAN LTD              REG SHS        H8817H100    2,611     68,000 SH       SOLE       N/A          68,000      0    0
WESTLAKE CHEM CORP          COM            960413102    3,541     88,000 SH       SOLE       N/A          88,000      0    0
GRACE W R & CO DEL NEW      COM            38388F108    3,031     66,000 SH       SOLE       N/A          66,000      0    0
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